IR PASS-THROUGH CORP.
                                                     c/o Winthrop Management LLC
                                                     7 Bulfinch Place, Suite 500
                                                                   P.O. Box 9507
                                                           Boston, MA 02114-9507
                                                                  (617) 570-4600


Integrated ARROs Fund I (the "Fund")
------------------------------------

October, 2005

Dear Unitholder:

Enclosed for your review are the Fund's unaudited financial statements as of June 30, 2005. On August 11, 2005 all six Payment Obligations owned by the Fund were paid off. A distribution in the amount of $6,867.29 per unit was paid to unitholders of record as of September 30, 2005. Such distribution was paid on October 17, 2005.

If you have any specific questions regarding your holdings in the Fund, please call the Trustee, Bankers Trust Company at (800) 735-7777.

Sincerely,


Integrated ARROs Fund I
By: IR Pass-through Corp., Sponsor

                             Integrated ARROs Fund I
                        Statement of Financial Condition
                                  June 30, 2005
                                   (unaudited)



Assets

Cash and Cash Equivalents                                        $       231,581

Investments in payment obligations, at minimum
termination value (cost $2,302,742)                                    9,194,937
                                                                 ---------------

Total Assets                                                           9,426,518
                                                                 ===============

Liabilities

Distributions Payable                                                    231,581
                                                                 ---------------

Net Assets                                                       $     9,194,937
                                                                 ===============

Net Asset Value per unit (2,771 units outstanding)               $      3,318.27
                                                                 ===============


                        See notes to financial statements

                             Integrated ARROs Fund I
                             Statement of Operations
                         Six Months Ended June 30, 2005
                                   (unaudited)



Investment Income:

    Interest and discount earned, net of fund expenses                  $751,686
                                                                        ========




                        See notes to financial statements

                             Integrated ARROs Fund I
                       Statement of Changes in Net Assets
                                  June 30, 2005
                                   (unaudited)



Increase in net assets from operations:


Net investment income                                           $       751,686
                                                                ---------------

Net increase in net assets resulting from operations                    751,686

Total declared as distributions to Unit Holders                        (564,000)
                                                                ---------------

Net increase in net assets                                              187,686

Net assets:

Beginning of period                                                   9,007,251
                                                                ---------------

End of period                                                   $     9,194,937
                                                                ===============



                        See notes to financial statements

                             Integrated ARROs Fund I
          Schedule of Selected Per Unit Operating Performance, Ratios
                             and Supplemental Data


                                           Six Months Ended       Year Ended
                                            June 30, 2005      December 31, 2004
                                             (unaudited)          (audited)
                                            -------------       -------------

Per Unit Operating Performance

Net asset value, beginning of period        $    3,250.54       $    3,150.41

Net investment income                              271.27              518.72

Distributions                                     (203.54)            (418.59)
                                            -------------       -------------

Net asset value, end of period              $    3,318.27       $    3,250.54
                                            =============       =============

Total investment return                     $      271.27       $      518.72
                                            =============       =============

Ratios/Supplemental Data

Net assets, end of period                   $   9,194,937       $   9,007,251

Ratio of expenses to average net assets              0.42%               0.46%

Ratio of net investment income to average
net assets                                           8.26%(1)           16.21%

Portfolio turnover rate                               N/A                 N/A

(1)  Not annualized.

                             Integrated ARROs Fund I
                          Notes to Financial Statements

1.    GENERAL

      The accompanying unaudited financial statements, notes and discussions should be read in conjunction with the audited financial statements, related notes and discussions contained in the Form N-SAR Semi-Annual Report for the year ended December 31, 2004, which is herein incorporated by reference.

      The financial information contained herein is unaudited; however, in the opinion of management, all adjustments necessary for a fair presentation of such financial information have been included. All of the aforementioned adjustments are of a normal recurring nature and there have not been any non-recurring adjustments included in the results reported for the current period.

      Integrated ARROs Fund I (the "Fund") is a grantor trust created under the laws of the State of New York and registered under the Investment Company Act of 1940 as a closed-end, non-diversified management investment company.

2.    SIGNIFICANT ACCOUNTING POLICIES

      Security Valuation

      The Payment Obligations are valued at the lower of fair market value (as determined by the Board of Directors of the Sponsor) or Minimum Termination Amount (as defined in the Trust Indenture).

      Federal Income Taxes

      The Fund is classified as a grantor trust. As a consequence, the Fund is not subject to Federal Income Taxation.

      Cash and Cash Equivalents

      Cash and cash equivalents represents payment obligations received by the Fund and which were invested in U. S. Treasury bills with maturities of three months or less.

3.    THE SPONSOR

      IR Pass-through Corporation is the Sponsor of the Fund and was/is a wholly owned subsidiary of Integrated Resources, Inc. ("Integrated") and its post-bankruptcy successor, Presidio Capital Corp. ("Presidio"). Presidio is an indirect but wholly owned subsidiary of NorthStar Capital Investment Corp., the majority shareholder of Presidio.

      Subject to the rights of the unitholders under the Trust Indenture, Presidio is responsible for the administration of the Fund through its indirect ownership of all of the shares of the Sponsor. AP-PCC III, L.P. ("AP-PCC"), an unaffiliated third party, provides administrative services to Presidio, who in turn provides services to the Fund.

4.    COMMITMENTS AND CONTINGENCIES

      The original prospectus of the Fund contemplated the Sponsor bearing all costs of administering the Fund only through the period in which the Fund will be receiving primary term payments. However, upon the period when the Fund will be receiving renewal term payments, the Fund was to bear a portion of such costs equal to the percentage of the renewal term payments received by the Fund in such year to all of the payments received by the Fund in such year.

      Based on a present value estimate of legal, accounting, trustee fees, and printing and mailing costs, the Sponsor filed a claim in Integrated's bankruptcy in 1994 and received $450,000 (the "Settlement Fund") in settlement of such claim. It was projected at the time of the settlement that such amount would be sufficient to enable the Sponsor to meet its obligations to the Fund, and its similar obligations to ARROs Fund II, through approximately the year 2000. However, there was no assurance given at the time of the settlement that the Settlement Fund, together with interest earned, would in fact be sufficient to fund the Sponsor's obligations through the year 2000. As of June 30, 1998, the Settlement Fund had been fully depleted. As a result of the full depletion of the Settlement Fund during the first six months of 1998, the Fund has had to pay administrative expenses from current payment obligations received. Consequently, the Fund paid $37,837 in expenses from the proceeds of the January 2005 through June 2005 payment obligations received.

5.    DISTRIBUTION PAYABLE

      The Trustee declared a $231,581 ($83.57 per unit) distribution payable to unitholders of record as of June 30, 2005. Such distribution was paid on July 15, 2005.

6.    SUBSEQUENT EVENTS

      On August 11, 2005 the Fund's Trustee received $18,701,832 representing the payoff of principal and accrued interest on all six Payment Obligations. The Trustee declared a $19,029,265.89 ($6,867.29 per unit) distribution payable to unitholders of record as of September 30, 2005. Such distribution was paid on October 17, 2005.


                                                      Integrated ARROs Fund I
                                                  Schedule of Portfolio Investments
                                                            June 30, 2005

                                                                                           Discount To
                                                                                          Arrive at Lower                 Lower of
                                                                                          of Fair Market                Fair Market
Partnership/                                                                                  Value                        Value
Date Payment                                              Original  Simple                 or Minimum      Periodic      or Minimum
Obligation                 Property          Type of     Principal Interest    Accrued     Termination  Payment During  Termination
 Incurred     Lessee       Location(s)       Property      Amount    Rate      Interest       Amount    Primary Term (1)   Amount
------------------------------------------------------------------------------------------------------------------------------------
Walando       Walgreen     Orlando, FL       Office/      $820,000   13.0%    $1,282,812    $1,026,876   5/1/96-4/1/06   $1,075,936
03/18/81      Company                        Warehouse                                                   $11,883/mo
                                             Building


Santex (2)    Albertson's  Venice, FL        Retail        570,000   17.0%       912,144       619,580   9/1/96-8/1/06      862,564
07/01/81      Inc.         Livermore, CA     Facilities                                                  $13,342/mo


Lando         Albertson's  Portland, OR      Retail        783,451   16.0%     1,968,522     1,543,409   7/1/97-1/1/07    1,208,564
10/21/81      Inc.         Orlando, FL       Facilities                                                   $62,656/semi
(amended                   Huntsville, AL
04/15/82)


Denville      Xerox        Lewisville, TX    Plant         963,048   15.0%     2,400,142     2,018,503   8/1/98-7/1/08    1,344,687
12/22/81      Corporation                    Facility                                                    $12,038/mo
(amended
01/27/84)


Elway         Safeway      Billings, MT      Retail      1,429,042   18.5%     4,019,580     2,941,190   7/1/97-6/1/07    2,507,432
03/18/82      Stores, Inc. Fort Worth, TX    Facilities         (4)                                      $22,027/mo (4)          (4)
                           Aurora, CO
                           Mamoth Lakes, CA


Walcreek      Hercules     Walnut Creek,     Office      1,306,709   18.5%     2,375,227     1,486,182  10/1/97-9/1/07    2,195,754
08/01/82      Credit Inc.  CA                Building                                                    $30,155/mo
(amended      (3)
06/29/83,
12/3/84)
                                                        ----------           -----------    ----------                  -----------
                                                        $5,872,250           $12,958,427    $9,635,740                  $9,194,937
                                                        ==========           ===========    ==========                  ===========

(1) Primary Term of the applicable net lease.
(2) Two Payment Obligations, one for each property, treated as one.
(3) Guaranteed by Hercules Incorporated
(4) As adjusted, due to the exercise of economic discontinuance in the Huntsville, Texas lease.


                                                    INTEGRATED ARROS FUND I
                                 SCHEDULE OF ACCRUED INTEREST ON OUTSTANDING PAYMENT OBLIGATIONS
                                              JANUARY 1, 2005 THROUGH JUNE 30, 2005

                 ACCRUED                         ACCRUED                         ACCRUED                         ACCRUED
  DATE           INTEREST          DATE          INTEREST          DATE          INTEREST          DATE          INTEREST
---------       ----------       ---------      ----------       ---------      ----------       ---------      ----------
01-Jan-05       12,922,649       23-Feb-05      12,975,422       17-Apr-05      12,938,749       09-Jun-05      12,902,077
02-Jan-05       12,925,333       24-Feb-05      12,978,105       18-Apr-05      12,941,433       10-Jun-05      12,904,760
03-Jan-05       12,928,016       25-Feb-05      12,980,788       19-Apr-05      12,944,116       11-Jun-05      12,907,444
04-Jan-05       12,930,699       26-Feb-05      12,983,472       20-Apr-05      12,946,799       12-Jun-05      12,910,127
05-Jan-05       12,933,383       27-Feb-05      12,986,155       21-Apr-05      12,949,483       13-Jun-05      12,912,810
06-Jan-05       12,936,066       28-Feb-05      12,988,839       22-Apr-05      12,952,166       14-Jun-05      12,915,494
07-Jan-05       12,938,749       01-Mar-05      12,902,077       23-Apr-05      12,954,850       15-Jun-05      12,918,177
08-Jan-05       12,941,433       02-Mar-05      12,904,760       24-Apr-05      12,957,533       16-Jun-05      12,920,861
09-Jan-05       12,944,116       03-Mar-05      12,907,444       25-Apr-05      12,960,216       17-Jun-05      12,923,544
10-Jan-05       12,946,799       04-Mar-05      12,910,127       26-Apr-05      12,962,900       18-Jun-05      12,926,227
11-Jan-05       12,949,483       05-Mar-05      12,912,810       27-Apr-05      12,965,583       19-Jun-05      12,928,911
12-Jan-05       12,952,166       06-Mar-05      12,915,494       28-Apr-05      12,968,266       20-Jun-05      12,931,594
13-Jan-05       12,954,849       07-Mar-05      12,918,177       29-Apr-05      12,970,950       21-Jun-05      12,934,277
14-Jan-05       12,957,533       08-Mar-05      12,920,860       30-Apr-05      12,973,633       22-Jun-05      12,936,961
15-Jan-05       12,960,216       09-Mar-05      12,923,544       01-May-05      12,886,871       23-Jun-05      12,939,644
16-Jan-05       12,962,899       10-Mar-05      12,926,227       02-May-05      12,889,555       24-Jun-05      12,942,327
17-Jan-05       12,965,583       11-Mar-05      12,928,910       03-May-05      12,892,238       25-Jun-05      12,945,011
18-Jan-05       12,968,266       12-Mar-05      12,931,594       04-May-05      12,894,921       26-Jun-05      12,947,694
19-Jan-05       12,970,949       13-Mar-05      12,934,277       05-May-05      12,897,605       27-Jun-05      12,950,377
20-Jan-05       12,973,633       14-Mar-05      12,936,960       06-May-05      12,900,288       28-Jun-05      12,953,061
21-Jan-05       12,976,316       15-Mar-05      12,939,644       07-May-05      12,902,971       29-Jun-05      12,955,744
22-Jan-05       12,979,000       16-Mar-05      12,942,327       08-May-05      12,905,655       30-Jun-05      12,958,427
23-Jan-05       12,981,683       17-Mar-05      12,945,011       09-May-05      12,908,338
24-Jan-05       12,984,366       18-Mar-05      12,947,694       10-May-05      12,911,022
25-Jan-05       12,987,050       19-Mar-05      12,950,377       11-May-05      12,913,705
26-Jan-05       12,989,733       20-Mar-05      12,953,061       12-May-05      12,916,388
27-Jan-05       12,992,416       21-Mar-05      12,955,744       13-May-05      12,919,072
28-Jan-05       12,995,100       22-Mar-05      12,958,427       14-May-05      12,921,755
29-Jan-05       12,997,783       23-Mar-05      12,961,111       15-May-05      12,924,438
30-Jan-05       13,000,466       24-Mar-05      12,963,794       16-May-05      12,927,122
31-Jan-05       13,003,150       25-Mar-05      12,966,477       17-May-05      12,929,805
01-Feb-05       12,916,388       26-Mar-05      12,969,161       18-May-05      12,932,488
02-Feb-05       12,919,071       27-Mar-05      12,971,844       19-May-05      12,935,172
03-Feb-05       12,921,755       28-Mar-05      12,974,527       20-May-05      12,937,855
04-Feb-05       12,924,438       29-Mar-05      12,977,211       21-May-05      12,940,538
05-Feb-05       12,927,121       30-Mar-05      12,979,894       22-May-05      12,943,222
06-Feb-05       12,929,805       31-Mar-05      12,982,577       23-May-05      12,945,905
07-Feb-05       12,932,488       01-Apr-05      12,895,816       24-May-05      12,948,588
08-Feb-05       12,935,172       02-Apr-05      12,898,499       25-May-05      12,951,272
09-Feb-05       12,937,855       03-Apr-05      12,901,183       26-May-05      12,953,955
10-Feb-05       12,940,538       04-Apr-05      12,903,866       27-May-05      12,956,638
11-Feb-05       12,943,222       05-Apr-05      12,906,549       28-May-05      12,959,322
12-Feb-05       12,945,905       06-Apr-05      12,909,233       29-May-05      12,962,005
13-Feb-05       12,948,588       07-Apr-05      12,911,916       30-May-05      12,964,689
14-Feb-05       12,951,272       08-Apr-05      12,914,599       31-May-05      12,967,372
15-Feb-05       12,953,955       09-Apr-05      12,917,283       01-Jun-05      12,880,610
16-Feb-05       12,956,638       10-Apr-05      12,919,966       02-Jun-05      12,883,294
17-Feb-05       12,959,322       11-Apr-05      12,922,649       03-Jun-05      12,885,977
18-Feb-05       12,962,005       12-Apr-05      12,925,333       04-Jun-05      12,888,660
19-Feb-05       12,964,688       13-Apr-05      12,928,016       05-Jun-05      12,891,344
20-Feb-05       12,967,372       14-Apr-05      12,930,699       06-Jun-05      12,894,027
21-Feb-05       12,970,055       15-Apr-05      12,933,383       07-Jun-05      12,896,710
22-Feb-05       12,972,738       16-Apr-05      12,936,066       08-Jun-05      12,899,394
